Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic EPS is calculated by dividing net income (loss) by the weighted average number of our ordinary shares outstanding, which excludes 5,822,811, 2,552,346 and 2,354,318 shares of unvested restricted stock as of December 31, 2021, 2020 and 2019, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 122,237 for the year ended December 31, 2021, because the effect of including those shares in the calculation would have been anti-dilutive. Due to the reported loss for the year ended December 31, 2020, basic EPS was not adjusted by the effect of dilutive securities. The number of ordinary shares under our equity compensation plans which could dilute EPS in the future was 2,630,066 for the year ended December 31, 2020. The number of shares excluded from diluted shares outstanding was 163,067 for the year ended December 31, 2019, because the effect of including those shares in the calculation would have been anti-dilutive.
The computations of basic and diluted EPS for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Net income (loss) for the computation of basic EPS	$1,000,507	$(298,566)	$1,145,694
Weighted average ordinary shares outstanding—basic	146,421,188	127,743,828	134,570,169
Basic EPS	$6.83	$(2.34)	$8.51

	Year Ended December 31,
	2021	2020	2019
Net income (loss) for the computation of diluted EPS	$1,000,507	$(298,566)	$1,145,694
Weighted average ordinary shares outstanding—diluted	149,005,981	127,743,828	135,898,139
Diluted EPS	$6.71	$(2.34)	$8.43
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2021, 2020 and 2019 were as follows:

	As of December 31,
	2021	2020	2019
	Number of ordinary shares
Ordinary shares issued	250,347,345	138,847,345	141,847,345
Treasury shares	(4,951,897)	(8,448,807)	(10,263,856)
Ordinary shares outstanding	245,395,448	130,398,538	131,583,489
Shares of unvested restricted stock	(5,822,811)	(2,552,346)	(2,354,318)
Ordinary shares outstanding, excluding shares of unvested restricted stock	239,572,637	127,846,192	129,229,171